Coal Trading (Details) - Coal Trading [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading revenue
Trading revenue		$ 58.4	$ 66.0	$ 151.8
Coal trading derivative instruments and balance sheet offsetting disclosures:
Assets from coal trading activities, gross amounts of recognized assets		342.5	418.8
Liabilities from coal trading activities, gross amounts of recognized liabilities		(285.0)	(332.7)
Assets and (liabilities) from coal trading activities, net amounts recognized before the application of variation margin		57.5	86.1
Gross amounts of coal trading liabilities offset against associated coal trading assets		(248.3)	(324.7)
Gross amounts of coal trading assets offset against associated coal trading liabilities		248.3	324.7
Net coal trading assets (liabilities) offset against associated (liabilities) assets		0.0	0.0
Variation margin held offset against assets from coal trading activities		(36.6)	(58.0)
Variation margin posted offset against liabilities from coal trading activities		4.0	1.9
Net variation margin (held) posted	[1]	(32.6)	(56.1)
Assets from coal trading activities, net		57.6	36.1
Liabilities from coal trading activities, net		(32.7)	(6.1)
Net assets (liabilities) from coal trading activities		24.9	30.0
Commodity futures, swaps and options [Member]
Trading revenue
Trading revenue		92.3	183.9	159.9
Physical commodity purchase / sale contracts [Member]
Trading revenue
Trading revenue		(33.9)	(117.9)	$ (8.1)
Cash Flow Hedging [Member]
Coal trading derivative instruments and balance sheet offsetting disclosures:
Net variation margin (held) posted		$ 0.0	$ (42.0)

[1]	None and $42 million of the net variation margin held at December 31, 2014 and 2013, respectively, related to cash flow hedges.